Restructuring and Related Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0.9	$ (35.6)	$ (14.5)	$ (41.1)	$ (75.0)	$ (149.6)	$ 284.5
Payments for Restructuring				(64.9)
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	(14.4)
2011 US Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, beginning balance			55.7	137.5	137.5	280.9
Restructuring	1.3	(35.4)	(3.6)	(41.5)	(13.0)	(87.9)
Payments for Restructuring			(22.8)		(64.9)	(57.3)	(3.4)
Restructuring Reserve - Non Cash Settlement			1.1		(7.6)
Restructuring Reserve, Translation Adjustment			(2.5)		3.7	1.8
Restructuring Reserve, ending balance	27.9		27.9		55.7	137.5	280.9	280.9
Restructuring and Related Cost, Cost Incurred to Date			177.4		181.0	194.0
Restructuring and Related Cost, Expected Cost			177.4		181.0	194.0
2011 US Plan [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, beginning balance			21.0	31.0	31.0	54.5
Restructuring			(1.5)		(11.5)	(6.4)		54.5
Payments for Restructuring			(2.9)		(0.7)	(17.4)
Restructuring Reserve - Non Cash Settlement			(0.9)
Restructuring Reserve, Translation Adjustment			(1.2)		2.2	0.3
Restructuring Reserve, ending balance	14.5		14.5		21.0	31.0	54.5	54.5
Restructuring and Related Cost, Cost Incurred to Date			35.1		36.6	48.1
Restructuring and Related Cost, Expected Cost			35.1		36.6	48.1
2011 US Plan [Member] | Purchase obligation termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, beginning balance			10.5	69.5	69.5	178.3
Restructuring						(76.4)		182.9
Payments for Restructuring			(10.5)		(59.4)	(33.2)
Restructuring Reserve, Translation Adjustment					0.4	0.8
Restructuring Reserve, ending balance					10.5	69.5	178.3	178.3
Restructuring and Related Cost, Cost Incurred to Date			106.5		106.5	106.5
Restructuring and Related Cost, Expected Cost			106.5		106.5	106.5
2011 US Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, beginning balance			24.2	37.0	37.0	48.1
Restructuring			(2.1)		(1.5)	(5.1)		44.5
Payments for Restructuring			(9.4)		(4.8)	(6.7)
Restructuring Reserve - Non Cash Settlement			2.0		(7.6)
Restructuring Reserve, Translation Adjustment			(1.3)		1.1	0.7
Restructuring Reserve, ending balance	13.4		13.4		24.2	37.0	48.1	48.1
Restructuring and Related Cost, Cost Incurred to Date			35.8		37.9	39.4
Restructuring and Related Cost, Expected Cost			35.8		37.9	39.4
2009 US And Global Plans [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, beginning balance				2.7	2.7	15.5	16.2
Restructuring					0.9	1.8	8.0
Payments for Restructuring					(3.0)	(14.6)	(8.7)
Restructuring Reserve, ending balance					0.6	2.7	15.5	15.5
Restructuring and Related Cost, Cost Incurred to Date					32.1	31.2	29.4
Restructuring and Related Cost, Expected Cost					32.4	31.5	46.0
2009 US And Global Plans [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, beginning balance				2.7	2.7	12.6	16.2
Restructuring					0.9	(2.5)	(0.2)
Payments for Restructuring					(3.0)	(7.4)	(3.4)
Restructuring Reserve, ending balance					0.6	2.7	12.6	12.6
Restructuring and Related Cost, Cost Incurred to Date					16.4	15.5	18.0
Restructuring and Related Cost, Expected Cost					16.4	15.5	18.8
2009 US And Global Plans [Member] | Purchase obligation termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, beginning balance						2.9
Restructuring							2.9
Payments for Restructuring						(2.9)
Restructuring Reserve, ending balance							2.9	2.9
Restructuring and Related Cost, Cost Incurred to Date					2.9	2.9	2.9
Restructuring and Related Cost, Expected Cost					2.9	2.9	2.9
2009 US And Global Plans [Member] | Asset move costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring							5.3
Payments for Restructuring							(5.3)
Restructuring and Related Cost, Cost Incurred to Date					8.5	8.5	8.5
Restructuring and Related Cost, Expected Cost					8.8	8.8	20.3
2009 US And Global Plans [Member] | Infrastructure costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring						4.3
Payments for Restructuring						(4.3)
Restructuring and Related Cost, Cost Incurred to Date					4.3	4.3
Restructuring and Related Cost, Expected Cost					$ 4.3	$ 4.3	$ 4.0